INVESTMENTS - Narrative (Details) $ in Millions	6 Months Ended
	Dec. 31, 2022 USD ($) director	Dec. 09, 2022
Schedule of Equity Method Investments [Line Items]
Net income from equity method investments | $	$ 21
Brookfield Asset Management ULC
Schedule of Equity Method Investments [Line Items]
Ownership percentage	25.00%	25.00%
Number of directors able to appoint | director	2